UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21614
Eaton Vance Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

Enhanced Equity Income Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 102.6%

Security	Shares	Value
Advertising — 1.4%
Getty Images, Inc. (1)	86,700	$5,969,295
Lamar Advertising Co. (1)	125,000	5,347,500
		$11,316,795

Aerospace & Defense — 2.3%
General Dynamics Corp.	83,800	8,765,480
Northrop Grumman Corp.	167,800	9,121,608
		$17,887,088

Apparel — 2.4%
Jones Apparel Group, Inc.	145,100	5,306,307
Nike, Inc., Class B	150,500	13,648,845
		$18,955,152

Auto and Parts — 1.0%
BorgWarner, Inc.	147,700	8,000,909
		$8,000,909

Beverages — 2.3%
Anheuser-Busch Cos., Inc.	133,600	6,777,528
PepsiCo, Inc.	212,500	11,092,500
		$17,870,028

Biotechnology — 3.9%
Amgen, Inc. (1)	123,700	7,935,355
Biogen Idec, Inc. (1)	119,800	7,979,878
Genzyme Corp. (1)	132,600	7,700,082
Medimmune, Inc. (1)	252,800	6,853,408
		$30,468,723

Commercial Banks — 7.4%
Bank of America Corp.	242,400	11,390,376
Bank of New York Co., Inc. (The)	320,000	10,694,400
North Fork Bancorporation, Inc.	356,850	10,295,123
Sovereign Bancorporation, Inc.	311,600	7,026,580
Synovus Financial Corp.	263,000	7,516,540
Wells Fargo & Co.	175,400	10,901,110
		$57,824,129

Communications Equipment — 4.3%
Avaya, Inc. (1)	870,000	$14,964,000
Cisco Systems, Inc. (1)	371,100	7,162,230
Corning, Inc. (1)	948,100	11,159,137
		$33,285,367

Computer Software — 5.3%
Microsoft Corp.	369,000	9,855,990
Oracle Corp. (1)	527,200	7,233,184
SAP AG ADR	291,100	12,869,531
VERITAS Software Corp. (1)	395,200	11,282,960
		$41,241,665

Computers & Peripherals — 1.2%
International Business Machines Corp.	95,600	9,424,248
		$9,424,248

Diversified Telecommunication Services — 1.0%
Sprint Corp.	329,300	8,183,105
		$8,183,105

Electrical Equipment — 1.8%
Emerson Electric Co.	201,900	14,153,190
		$14,153,190

Electronic Equipment & Instruments — 5.1%
Agilent Technologies, Inc. (1)	276,200	6,656,420
Fisher Scientific International (1)	90,100	5,620,438
Flextronics International Ltd. (1) (2)	882,300	12,193,386
Jabil Circuit, Inc. (1)	287,100	7,344,018
L-3 Communications Holdings, Inc.	104,400	7,646,256
		$39,460,518

Entertainment — 1.5%
Carnival Corp.	204,100	11,762,283
		$11,762,283

Financial Services — 8.5%
Accenture Ltd., Class A (1) (2)	430,300	11,618,100
American Express Co.	198,800	11,206,356
Citigroup, Inc.	237,600	11,447,568
E*Trade Financial Corp. (1)	557,800	8,339,110
Goldman Sachs Group, Inc.	125,100	13,015,404

Paychex, Inc.	319,800	$10,898,784
		$66,525,322

Health Services — 3.0%
Caremark Rx, Inc. (1)	230,700	9,096,501
Medco Health Solutions, Inc. (1)	204,700	8,515,520
Quest Diagnostics, Inc.	57,800	5,522,790
		$23,134,811

Industrial Conglomerates — 1.3%
Tyco International Ltd. (2)	285,300	10,196,622
		$10,196,622

Insurance — 6.2%
Aetna, Inc.	57,500	7,173,125
Aflac, Inc.	226,000	9,003,840
Coventry Health Care, Inc. (1)	126,400	6,709,312
Fidelity National Financial, Inc.	185,800	8,485,486
MGIC Investment Corp.	108,000	7,442,280
WellPoint, Inc. (1)	86,300	9,924,500
		$48,738,543

Internet Services — 0.8%
Symantec Corp. (1)	227,800	5,868,128
		$5,868,128

Machinery — 1.4%
Deere & Co.	144,900	10,780,560
		$10,780,560

Media — 3.6%
Time Warner, Inc. (1)	418,500	8,135,640
Univision Communications, Inc., Class A (1)	411,100	12,032,897
Walt Disney Co. (The)	273,100	7,592,180
		$27,760,717

Medical Products — 2.2%
Baxter International, Inc.	177,000	6,113,580
Boston Scientific Corp. (1)	302,700	10,760,985
		$16,874,565

Metals - Industrial — 2.4%
Alcoa, Inc.	315,200	9,903,584
Inco, Ltd. (1) (2)	239,900	8,823,522
		$18,727,106

Mining — 0.8%
Newmont Mining Corp.	142,100	$6,310,661
		$6,310,661

Oil and Gas — 4.1%
BP PLC ADR	175,900	10,272,560
ConocoPhillips	78,600	6,824,838
GlobalSantaFe Corp.	256,600	8,496,026
Marathon Oil Corp.	172,700	6,495,247
		$32,088,671

Oil and Gas - Equipment and Services — 2.1%
Halliburton Co.	215,100	8,440,524
Williams Co., Inc. (The)	472,200	7,692,138
		$16,132,662

Oil and Gas - Exploration and Production — 1.3%
Chesapeake Energy Corp.	301,500	4,974,750
Noble Energy, Inc.	82,900	5,111,614
		$10,086,364

Personal Products — 3.8%
Colgate-Palmolive Co.	148,100	7,576,795
Estee Lauder Cos., Inc. (The), Class A	238,400	10,911,568
Gillette Co. (The)	255,700	11,450,246
		$29,938,609

Pharmaceuticals — 7.9%
Allergan, Inc.	71,600	5,804,612
IVAX Corp. (1)	523,000	8,273,860
Pfizer, Inc.	429,100	11,538,499
Sepracor, Inc. (1)	189,700	11,262,489
Watson Pharmaceuticals, Inc. (1)	325,700	10,686,217
Wyeth Corp.	321,300	13,684,167
		$61,249,844

Retail - Food and Drug — 3.3%
CVS Corp.	155,500	7,008,385
Walgreen Co.	338,700	12,995,919
Whole Foods Market, Inc.	61,500	5,864,025
		$25,868,329

Retail - General — 0.9%
Target Corp.	140,200	$7,280,586
		$7,280,586

Retail - Specialty and Apparel — 3.5%
Bed Bath and Beyond, Inc. (1)	257,500	10,256,225
Home Depot, Inc. (The)	171,200	7,317,088
Polo Ralph Lauren Corp.	233,200	9,934,320
		$27,507,633
Semiconductors & Semiconductor Equipment — 3.6%
Broadcom Corp., Class A (1)	258,400	8,341,152
Linear Technology Corp.	136,100	5,275,236
Maxim Integrated Products, Inc.	115,500	4,896,045
Microchip Technology, Inc.	354,200	9,442,972
		$27,955,405

Transportation — 1.0%
Swift Transportation Co., Inc. (1)	359,200	7,715,616
		$7,715,616

Total Common Stocks (identified cost $742,882,014)		$800,573,954

Commercial Paper — 0.7%

Security	Principal Amount (000’s omitted)	Value
Ranger Funding Co., LLC, 2.15%, 1/3/05	5,692	$5,691,320

Total Commercial Paper (at amortized cost, $5,691,320)		$5,691,320

Short-Term Investments — 3.2%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.25%, 1/3/05	25,000	$25,000,000

Total Short-Term Investments (at amortized cost, $25,000,000)		$25,000,000

Total Investments — 106.5% (identified cost $773,573,334)	$831,265,274

Other Assets, Less Liabilities — (6.5)%	$(51,076,838)

Net Assets — 100.0%	$780,188,436

ADR   -  American Depository Receipt

(1)                                  Non-income producing security.

(2)                                  Foreign security.

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
UNITED STATES	89.6%	$745,033,244
BERMUDA	2.6%	21,814,722
GERMANY	1.6%	12,869,531
SINGAPORE	1.5%	12,193,386
PANAMA	1.4%	11,762,283
UNITED KINGDOM	1.2%	10,272,560
CANADA	1.1%	8,823,522
CAYMAN ISLANDS	1.0%	8,496,026
	100.0%	$831,265,274

A summary of financial instruments at December 31, 2004 is as follows:

Summary of options outstanding:

WRITTEN OPTIONS

Type of Contract	Notional Amount	Premium Received	Value
ACCENTURE LTD., CLASS A, EXPIRES 2/19/05, STRIKE 25.00	(196,500)	$(201,408)	$(491,250)
AETNA, INC., EXPIRES 1/22/05, STRIKE 95.00	(57,500)	(293,433)	(1,707,750)
AFLAC, INC., EXPIRES 2/19/05, STRIKE 35.00	(38,000)	(75,048)	(193,800)
AGILENT TECHNOLOGIES, INC., EXPIRES 2/19/05, STRIKE 25.00	(159,500)	(338,929)	(143,550)
ALCOA, INC., EXPIRES 4/16/05, STRIKE 32.50	(154,500)	(264,319)	(216,300)
ALLERGAN, INC., EXPIRES 1/22/05, STRIKE 70.00	(47,500)	(193,558)	(522,500)
AMERICAN EXPRESS CO., EXPIRES 1/22/05, STRIKE 55.00	(92,000)	(66,698)	(156,400)
AMGEN, INC., EXPIRES 1/22/05, STRIKE 55.00	(71,000)	(211,220)	(660,300)
ANHEUSER-BUSCH COS., INC., EXPIRES 1/22/05, STRIKE 50.00	(51,500)	(63,086)	(51,500)
AVAYA, INC., EXPIRES 3/19/05, STRIKE 15.00	(613,000)	(674,215)	(1,685,750)
BANK OF AMERICA CORP., EXPIRES 2/19/05, STRIKE 45.00	(158,000)	(217,586)	(402,900)
BANK OF NEW YORK CO., INC. (THE), EXPIRES 1/22/05, STRIKE 32.50	(138,000)	(162,146)	(165,600)
BAXTER INTERNATIONAL, INC., EXPIRES 2/19/05, STRIKE 32.50	(111,000)	(78,201)	(288,600)
BED BATH AND BEYOND, INC., EXPIRES 2/19/05, STRIKE 40.00	(141,500)	(371,429)	(155,650)
BIOGEN IDEC, INC., EXPIRES 1/22/05, STRIKE 60.00	(90,500)	(323,530)	(642,550)
BORGWARNER, INC., EXPIRES 1/22/05, STRIKE 5.00	(88,500)	(161,606)	(619,500)
BOSTON SCIENTIFIC CORP., EXPIRES 2/19/05, STRIKE 35.00	(152,500)	(446,967)	(274,500)
BOSTON SCIENTIFIC CORP., EXPIRES 5/21/05, STRIKE 35.00	(45,000)	(147,371)	(132,750)
BP PLC ADR, EXPIRES 4/16/05, STRIKE 60.00	(175,500)	(321,017)	(236,925)
BROADCOM CORP., CLASS A, EXPIRES 2/19/05, STRIKE 27.50	(142,000)	(358,542)	(766,800)
CAREMARK RX, INC., EXPIRES 3/19/05, STRIKE 30.00	(122,500)	(256,533)	(1,188,250)
CARNIVAL CORP., EXPIRES 1/22/05, STRIKE 50.00	(78,000)	(204,745)	(592,800)
CARNIVAL CORP., EXPIRES 4/16/05, STRIKE 55.00	(41,000)	(154,771)	(188,600)
CHESAPEAKE ENERGY CORP., EXPIRES 4/16/05, STRIKE 15.00	(191,500)	(387,529)	(392,575)
CISCO SYSTEMS, INC., EXPIRES 4/16/05, STRIKE 20.00	(176,500)	(238,269)	(167,675)
CITIGROUP, INC., EXPIRES 3/19/05, STRIKE 45.00	(107,000)	(187,246)	(385,200)
COLGATE-PALMOLIVE CO., EXPIRES 2/19/05, STRIKE 45.00	(76,500)	(143,434)	(466,650)
CONOCOPHILLIPS, EXPIRES 2/19/05, STRIKE 85.00	(54,000)	(193,045)	(199,800)
CORNING, INC., EXPIRES 5/21/05, STRIKE 12.50	(656,000)	(642,340)	(472,320)
COVENTRY HEALTH CARE, INC., EXPIRES 1/22/05, STRIKE 40.00	(43,000)	(123,674)	(550,400)
CVS CORP., EXPIRES 2/19/05, STRIKE 45.00	(112,500)	(154,684)	(163,125)
DEERE & CO., EXPIRES 3/19/05, STRIKE 60.00	(60,500)	(222,332)	(895,400)
E*TRADE FINANCIAL CORP., EXPIRES 4/16/05, STRIKE 13.00	(386,000)	(424,899)	(887,800)
EMERSON ELECTRIC CO., EXPIRES 3/19/05, STRIKE 65.00	(113,000)	(272,864)	(655,400)
ESTEE LAUDER COS., INC. (THE), CLASS A, EXPIRES 1/22/05, STRIKE 45.00	(161,500)	(159,154)	(185,725)
ESTEE LAUDER COS., INC. (THE), CLASS A, EXPIRES 7/16/05, STRIKE 45.00	(10,500)	(33,337)	(37,800)

FIDELITY NATIONAL FINANCIAL, INC., EXPIRES 1/22/05, STRIKE 40.00	(185,500)	(150,511)	$(1,057,350)
FISHER SCIENTIFIC INTERNATIONAL, EXPIRES 3/19/05, STRIKE 60.00	(90,000)	(223,321)	(405,000)
FLEXTRONICS INTERNATIONAL LTD., EXPIRES 4/16/05, STRIKE 12.50	(598,000)	(702,633)	(1,225,900)
GENERAL DYNAMICS CORP., EXPIRES 2/19/05, STRIKE 105.00	(56,500)	(161,654)	(149,725)
GENZYME CORP., EXPIRES 1/22/05, STRIKE 55.00	(84,000)	(115,497)	(285,600)
GETTY IMAGES, INC., EXPIRES 1/22/05, STRIKE 60.00	(60,500)	(152,959)	(544,500)
GILLETTE CO. (THE), EXPIRES 3/19/05, STRIKE 40.00	(125,000)	(384,366)	(612,500)
GLOBALSANTAFE CORP., EXPIRES 1/22/05, STRIKE 30.00	(139,000)	(196,470)	(458,700)
GOLDMAN SACHS GROUP, INC., EXPIRES 1/22/05, STRIKE 100.00	(84,500)	(231,563)	(422,500)
HALLIBURTON CO., EXPIRES 1/22/05, STRIKE 35.00	(101,500)	(322,255)	(456,750)
HALLIBURTON CO., EXPIRES 1/22/05, STRIKE 37.50	(18,500)	(36,537)	(37,925)
HOME DEPOT, INC. (THE), EXPIRES 2/19/05, STRIKE 42.50	(119,500)	(152,359)	(161,325)
INCO LTD., EXPIRES 1/22/05, STRIKE 35.00	(111,500)	(273,356)	(250,875)
INTERNATIONAL BUSINESS MACHINES CORP., EXPIRES 1/22/05, STRIKE 90.00	(58,000)	(143,547)	(510,400)
IVAX CORP., EXPIRES 3/19/05, STRIKE 17.50	(238,500)	(431,766)	(166,950)
JABIL CIRCUIT, INC., EXPIRES 3/19/05, STRIKE 25.00	(215,500)	(426,329)	(463,325)
JONES APPAREL GROUP, INC., EXPIRES 2/19/05, STRIKE 35.00	(100,500)	(189,547)	(226,125)
L-3 COMMUNICATIONS HOLDINGS, INC., EXPIRES 1/22/05, STRIKE 65.00	(66,500)	(239,162)	(571,900)
LAMAR ADVERTISING CO., EXPIRES 1/22/05, STRIKE 40.00	(67,500)	(196,555)	(189,000)
LINEAR TECHNOLOGY CORP., EXPIRES 2/19/05, STRIKE 37.50	(62,500)	(176,558)	(143,750)
MARATHON OIL CORP., EXPIRES 4/16/05, STRIKE 40.00	(124,000)	(183,181)	(99,200)
MAXIM INTEGRATED PRODUCTS, INC., EXPIRES 2/19/05, STRIKE 45.00	(76,000)	(216,093)	(68,400)
MEDCO HEALTH SOLUTIONS, INC., EXPIRES 1/22/05, STRIKE 35.00	(204,000)	(288,394)	(1,387,200)
MEDIMMUNE, INC., EXPIRES 3/19/05, STRIKE 27.50	(192,500)	(524,916)	(250,250)
MGIC INVESTMENT CORP., EXPIRES 1/22/05, STRIKE 65.00	(71,500)	(248,457)	(393,250)
MICROCHIP TECHNOLOGY, INC., EXPIRES 1/22/05, STRIKE 30.00	(219,000)	(498,213)	(10,950)
MICROSOFT CORP., EXPIRES 4/16/05, STRIKE 27.00	(73,500)	(104,735)	(66,150)
NEWMONT MINING CORP., EXPIRES 3/19/05, STRIKE 47.50	(115,000)	(443,453)	(149,500)
NIKE, INC., CLASS B, EXPIRES 1/22/05, STRIKE 80.00	(93,500)	(362,304)	(1,056,550)
NOBLE ENERGY, INC., EXPIRES 2/19/05, STRIKE 60.00	(51,000)	(104,547)	(173,400)
NORTH FORK BANCORPORATION, INC., EXPIRES 2/19/05, STRIKE 30.00	(166,500)	(131,643)	(33,300)
NORTHROP GRUMMAN CORP., EXPIRES 2/19/05, STRIKE 52.50	(112,500)	(182,808)	(309,375)
ORACLE CORP., EXPIRES 3/19/05, STRIKE 14.00	(218,000)	(172,216)	(130,800)
PAYCHEX, INC., EXPIRES 3/19/05, STRIKE 32.50	(223,000)	(451,610)	(490,600)
PEPSICO, INC., EXPIRES 1/22/05, STRIKE 50.00	(92,000)	(112,697)	(253,000)
PFIZER, INC., EXPIRES 3/19/05, STRIKE 30.00	(276,500)	(324,880)	(96,775)
POLO RALPH LAUREN CORP., EXPIRES 1/22/05, STRIKE 35.00	(115,000)	(353,690)	(874,000)
QUEST DIAGNOSTICS, INC., EXPIRES 2/19/05, STRIKE 85.00	(37,500)	(194,058)	(397,500)
SAP AG ADR, EXPIRES 3/19/05, STRIKE 42.50	(223,500)	(666,247)	(692,850)

SEPRACOR, INC., EXPIRES 1/22/05, STRIKE 47.50	(119,500)	(350,139)	$(1,386,200)
SOVEREIGN BANCORPORATION, INC., EXPIRES 4/16/05, STRIKE 22.50	(99,500)	(89,961)	(109,450)
SPRINT CORP., EXPIRES 2/19/05, STRIKE 20.00	(204,000)	(327,535)	(979,200)
SWIFT TRANSPORTATION CO., INC., EXPIRES 4/16/05, STRIKE 20.00	(359,000)	(481,369)	(897,500)
SYMANTEC CORP., EXPIRES 1/22/05, STRIKE 27.50	(72,000)	(179,096)	(29,520)
SYNOVUS FINANCIAL CORP., EXPIRES 5/21/05, STRIKE 25.00	(89,500)	(223,879)	(358,000)
TARGET CORP., EXPIRES 1/22/05, STRIKE 50.00	(77,000)	(157,269)	(180,950)
TIME WARNER, INC., EXPIRES 1/22/05, STRIKE 16.00	(206,500)	(201,333)	(702,100)
TYCO INTERNATIONAL LTD., EXPIRES 1/22/05, STRIKE 30.00	(57,700)	(139,919)	(340,430)
TYCO INTERNATIONAL LTD., EXPIRES 1/22/05, STRIKE 32.50	(31,000)	(44,174)	(102,300)
UNIVISION COMMUNICATIONS, INC., CLASS A, EXPIRES 3/19/05, STRIKE 30.00	(203,500)	(551,341)	(305,250)
VERITAS SOFTWARE CORP., EXPIRES 2/19/05, STRIKE 22.50	(395,000)	(681,359)	(2,528,000)
WALGREEN CO., EXPIRES 1/22/05, STRIKE 35.00	(136,000)	(254,994)	(503,200)
WALT DISNEY CO. (THE), EXPIRES 7/16/05, STRIKE 27.50	(273,100)	(498,396)	(546,200)
WATSON PHARMACEUTICALS, INC., EXPIRES 2/19/05, STRIKE 30.00	(195,000)	(204,189)	(624,000)
WATSON PHARMACEUTICALS, INC., EXPIRES 5/21/05, STRIKE 35.00	(93,000)	(115,438)	(139,500)
WELLPOINT, INC., EXPIRES 3/19/05, STRIKE 80.00	(44,500)	(222,864)	(1,570,850)
WELLS FARGO & CO., EXPIRES 1/22/05, STRIKE 60.00	(74,000)	(94,348)	(192,400)
WHOLE FOODS MARKET, INC., EXPIRES 2/19/05, STRIKE 80.00	(61,500)	(355,154)	(965,550)
WILLIAMS CO., INC. (THE), EXPIRES 5/21/05, STRIKE 17.50	(290,500)	(241,674)	(232,400)
WYETH CORP., EXPIRES 1/22/05, STRIKE 40.00	(157,000)	(200,170)	(455,300)
TOTAL		$(24,854,853)	$(45,365,845)

Written options

	Calls
	Principal Amounts of Contracts (000’s omitted)	Premiums
Outstanding, beginning of period	—	$—
Options written	141,211	26,138,254
Options closed	(5,320)	(1,223,262)
Options exercised	(248)	(60,139)
Options expired	—	—
Options sold	—	—
Outstanding, end of period	135,643	$24,854,853

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004 as computed on a federal income tax basis, were as follows:

Aggregate cost	$773,573,334
Gross unrealized appreciation	$65,121,254
Gross unrealized depreciation	(7,429,314)
Net unrealized appreciation	$57,691,940

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/S/ Duncan Richardson
Duncan Richardson
President and Principal Executive Officer

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Duncan Richardson
Duncan Richardson
President and Principal Executive Officer

Date:	February 16, 2005

By:	/S/ James l. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	February 16, 2005